Net Earnings Per Share Subsequent Event Narrative (Detail) - $ / shares	Apr. 13, 2017	Jan. 24, 2017
Subsequent Event [Line Items]
Dividends Payable, Amount Per Share		$ 0.07
Subsequent Event [Member]
Subsequent Event [Line Items]
Dividends Payable, Amount Per Share	$ 0.07